SEI INSTITUTIONAL INTERNATIONAL TRUST

Emerging Markets Equity Fund

Supplement dated April 1, 2015
to the Class A Shares Prospectus (the "Prospectus") dated January 31, 2015

This Supplement provides new and additional information beyond that contained in the Class A Shares Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes in the portfolio management of the Emerging Markets Equity Fund.

Change in Sub-Advisers

In the chart under the heading "Sub-Advisers and Portfolio Managers," in the Fund Summary for the Emerging Markets Equity Fund, the text relating to Everest Capital LLC is hereby deleted and replaced with the following text in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
RWC Asset Advisors (US) LLC	James Johnstone	Since 2015	Portfolio Manager
	John Malloy	Since 2015	Portfolio Manager

In addition, under the heading "Emerging Markets Equity Fund," under the sub-section entitled "Sub-Advisers and Portfolio Managers," under the section entitled "Sub-Advisers," the text relating to Everest Capital LLC is hereby deleted and replaced with the following text in the appropriate alphabetical order thereof:

RWC Asset Advisors (US) LLC: RWC Asset Advisors (US) LLC ("RWC"), located at 2640 South Bayshore Drive, Suite 201, Miami, Florida 33133, serves as a Sub-Adviser to the Emerging Markets Equity Fund. A team of investment professionals manages the portion of the Emerging Markets Equity Fund's assets allocated to RWC. The professionals primarily responsible for the day-to-day management are James Johnstone and John Malloy. Mr. Johnstone, Portfolio Manager for RWC's emerging markets and frontier markets strategies, joined RWC in 2015. Previously, Mr. Johnstone was Senior Managing Director, Director of Investments, and Portfolio Manager at Everest Capital, having joined the Everest Capital group of companies in 2009. He was a member of the firm's Investment Committee. Mr. Johnstone has 18 years of investment management experience. He holds a M.A. in classics and modern languages from Christ Church, Oxford University. Mr. Malloy, Portfolio Manager for RWC's emerging markets and frontier markets strategies, joined RWC in 2015. Previously, Mr. Malloy was Senior Managing Director, Director of Investments and Portfolio Manager at Everest Capital, and was with the Everest Capital group of companies for 18 years. He was a member of the firm's Executive, Investment and Risk Committees. Mr. Malloy has 22 years of global investment management and research analysis experience. He holds a B.S. in management from Norwich University and an M.B.A. from Boston University.

There are no other changes in the portfolio management of the Emerging Markets Equity Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-936 (4/15)

SEI INSTITUTIONAL INTERNATIONAL TRUST

Emerging Markets Equity Fund

Supplement dated April 1, 2015
to the Class Y Shares Prospectus (the "Prospectus") dated January 31, 2015

This Supplement provides new and additional information beyond that contained in the Class Y Shares Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes in the portfolio management of the Emerging Markets Equity Fund.

Change in Sub-Advisers

In the chart under the heading "Sub-Advisers and Portfolio Managers," in the Fund Summary for the Emerging Markets Equity Fund, the text relating to Everest Capital LLC is hereby deleted and replaced with the following text in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
RWC Asset Advisors (US) LLC	James Johnstone	Since 2015	Portfolio Manager
	John Malloy	Since 2015	Portfolio Manager

In addition, under the heading "Emerging Markets Equity Fund," under the sub-section entitled "Sub-Advisers and Portfolio Managers," under the section entitled "Sub-Advisers," the text relating to Everest Capital LLC is hereby deleted and replaced with the following text in the appropriate alphabetical order thereof:

RWC Asset Advisors (US) LLC: RWC Asset Advisors (US) LLC ("RWC"), located at 2640 South Bayshore Drive, Suite 201, Miami, Florida 33133, serves as a Sub-Adviser to the Emerging Markets Equity Fund. A team of investment professionals manages the portion of the Emerging Markets Equity Fund's assets allocated to RWC. The professionals primarily responsible for the day-to-day management are James Johnstone and John Malloy. Mr. Johnstone, Portfolio Manager for RWC's emerging markets and frontier markets strategies, joined RWC in 2015. Previously, Mr. Johnstone was Senior Managing Director, Director of Investments, and Portfolio Manager at Everest Capital, having joined the Everest Capital group of companies in 2009. He was a member of the firm's Investment Committee. Mr. Johnstone has 18 years of investment management experience. He holds a M.A. in classics and modern languages from Christ Church, Oxford University. Mr. Malloy, Portfolio Manager for RWC's emerging markets and frontier markets strategies, joined RWC in 2015. Previously, Mr. Malloy was Senior Managing Director, Director of Investments and Portfolio Manager at Everest Capital, and was with the Everest Capital group of companies for 18 years. He was a member of the firm's Executive, Investment and Risk Committees. Mr. Malloy has 22 years of global investment management and research analysis experience. He holds a B.S. in management from Norwich University and an M.B.A. from Boston University.

There are no other changes in the portfolio management of the Emerging Markets Equity Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-937 (4/15)

SEI INSTITUTIONAL INTERNATIONAL TRUST

Emerging Markets Equity Fund

Supplement dated April 1, 2015
to the Statement of Additional Information (the "SAI") dated January 31, 2015

This Supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with such SAI.

The SAI is hereby amended and supplemented to reflect the following changes in the portfolio management of the Emerging Markets Equity Fund.

Change in Sub-Advisers

Under the heading "The Sub-Advisers," in the section entitled "The Adviser and Sub-Advisers," all references to Everest Capital LLC's management of the Emerging Markets Equity Fund are hereby deleted.

Under the same heading, the following paragraph is hereby added in the appropriate order thereof:

RWC ASSET ADVISORS (US) LLC—RWC Asset Advisors (US) LLC ("RWC") serves as a Sub-Adviser to a portion of the assets of the Emerging Markets Equity Fund. RWC is a limited liability company formed under the laws of the State of Delaware in 2012. RWC is a wholly-owned subsidiary of RWC Partners Limited, a private limited company incorporated in England and Wales under no. 03517613.

In addition, under the heading "Portfolio Management," in the section entitled "The Adviser and Sub-Advisers," all references to Everest Capital LLC's management of the Emerging Markets Equity Fund are hereby deleted.

Under the same heading, the following paragraphs are hereby added in the appropriate order thereof:

RWC

Compensation. SIMC pays RWC a fee based on the assets under management of the Emerging Markets Equity Fund as set forth in an investment sub-advisory agreement between RWC and SIMC. RWC pays its professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Emerging Markets Equity Fund.

The heads of the investment team are employees of RWC and are compensated via a share in the management fees and, where applicable, the performance fees generated by the funds managed directly by them. They are also incentivised through equity participation in RWC Partners Limited. The remaining investment team members are typically paid a salary and discretionary bonus, allocated to them by the heads of the investment team from the management and performance fee share.

Ownership of Fund Shares. As of March 31, 2015, RWC's portfolio managers did not beneficially own any shares of the Emerging Markets Equity Fund.

Other Accounts. As of March 31, 2015, in addition to the Emerging Markets Equity Fund, the portfolio managers were responsible for the management of certain other accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
James Johnstone	0	$0	0	$0	0	$0
	0	$0	0	$0	0	$0
John Malloy	0	$0	0	$0	0	$0
	0	$0	0	$0	0	$0

No account listed above is subject to a performance-based advisory fee.

Conflicts of Interest. A conflict of interest may arise as a result of a portfolio manager being responsible for multiple accounts, including the Fund, which may have different investment guidelines and objectives. In addition to the Fund, these accounts may include other mutual funds managed on an advisory or sub-advisory basis, separate accounts and collective trust accounts. An investment opportunity may be suitable for the Fund as well as for any of the other accounts. However, the investment may not be available in sufficient quantity for all of the accounts to participate fully. In addition, there may be limited opportunity to sell an investment held by the Fund and the other accounts. The other accounts may have similar investment objectives or strategies as the Fund, may track the same benchmarks or indices as the Fund tracks and may sell securities that are eligible to be held, sold or purchased by the Fund. A portfolio manager may be responsible for accounts that have different advisory fee schedules, which may create the incentive for the portfolio manager to favor one account over another in terms of access to investment opportunities. A portfolio manager may also manage accounts whose investment objectives and policies differ from those of the Fund, which may cause the portfolio manager to effect trading in one account that may have an adverse effect on the value of the holdings within another account, including the Fund. RWC or the Portfolio Managers may have a potential conflict of interest in allocating time and activity between the Fund and other client accounts. In addition, RWC and its officers and employees may have investments of their own in these other client accounts. To address and manage these potential conflicts of interest, RWC has adopted compliance policies and procedures to allocate investment opportunities and to ensure that each of their clients is treated on a fair and equitable basis. Such policies and procedures include, but are not limited to, trade allocation and trade aggregation policies, and reviews are carried out by the compliance team.

There are no other changes in the portfolio management of the Emerging Markets Equity Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-938 (4/15)